CURRENT LIABILITIES - Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable and Accrued Liabilities
Accounts payable	$ 9,876	$ 6,840
Accrual Tenant Security Deposits	6,793	3,978
Accrual Liabilities Of Employee UnitBased Compensation	7,118	5,586
Accrual Of TrusteeDirector UnitBased Compensation	5,219	3,301
Accrued salaries, incentives and benefits	5,783	5,416
Accrued interest payable	7,956	6,507
Accrued construction payable	6,285	5,933
Accrued professional fees	2,620	3,822
Accrued property operating costs	8,878	6,376
Accrual associated with a property disposal	0	1,944
Other accrued liabilities	669	480
Total accounts payable and accrued liabilities	$ 61,197	$ 50,183